Related Parties Balances and Transactions (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Related Parties Balances and Transactions (Details) [Line Items]
Share based compensation expenses	$ 2,090
Chief Technology Officer and Director [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Officer fees	105
Directors’ fee	17
Share based compensation expenses	500,000
Chief Executive Officer [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Share based compensation expenses	250,000
Chief Financial Officer [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Share based compensation expenses	1,000,000
Current Director [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Share based compensation expenses	50,000
Former Director [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Share based compensation expenses	$ 290,000